RELATED PARTY BALANCES AND TRANSACTIONS (Schedule of Balances with Related Parties) (Details) - C. Mer Industries Ltd. [Member] - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020 [1]
Related Party Transaction [Line Items]
Deferred charges (a part of Other current assets)	$ 202	$ 176
Trade payables	$ 466	$ 899

[1]	The Company restated previously issued consolidated financial statements. See Note 2 and Note 17 for additional information.